Schedule of Investments

The 3D Printing ETF

October 31, 2021 (Unaudited)

Investments	Shares	Value
COMMON STOCKS–99.8%

Aerospace & Defense - 2.3%
Aerojet Rocketdyne Holdings, Inc.	124,102	$5,461,729
Hexcel Corp.*	8,257	468,502
Moog, Inc., Class A	67,244	5,078,939
Total Aerospace & Defense		11,009,170

Air Freight & Logistics - 1.3%
United Parcel Service, Inc., Class B	28,360	6,054,009

Auto Components - 2.3%
Cie Generale des Etablissements Michelin SCA (France)	35,474	5,564,790
Exco Technologies Ltd. (Canada)	675,649	5,328,325
Total Auto Components		10,893,115

Chemicals - 0.8%
5N Plus, Inc. (Canada)*	222,098	552,733
Arkema SA (France)	3,852	526,335
DuPont de Nemours, Inc.	7,061	491,446
Eastman Chemical Co.	4,590	477,498
Evonik Industries AG (Germany)	16,053	519,976
Koninklijke DSM NV (Netherlands)	2,407	526,031
Toray Industries, Inc. (Japan)	81,199	505,040
Total Chemicals		3,599,059

Commercial Services & Supplies - 0.1%
PyroGenesis Canada, Inc. (Canada)*	124,338	455,116

Electrical Equipment - 1.3%
AMETEK, Inc.	44,773	5,927,945
SGL Carbon SE (Germany)*	47,194	450,636
Total Electrical Equipment		6,378,581

Electronic Equipment, Instruments & Components - 10.4%
FARO Technologies, Inc.*	81,993	6,032,225
Hexagon AB, Class B (Sweden)	363,593	5,842,552
Renishaw PLC (United Kingdom)	279,699	19,234,809
Trimble, Inc.*	206,111	18,007,918
Total Electronic Equipment, Instruments & Components		49,117,504

Health Care Equipment & Supplies - 9.0%
Align Technology, Inc.*	9,619	6,005,815
Conformis, Inc.*†	14,014,648	17,238,017
Straumann Holding AG (Switzerland)	9,154	19,015,845
Total Health Care Equipment & Supplies		42,259,677

Industrial Conglomerates - 2.4%
3M Co.	2,807	501,555
General Electric Co.	52,794	5,536,507
Siemens AG (Germany)	33,146	5,375,089
Total Industrial Conglomerates		11,413,151

Internet & Direct Marketing Retail - 3.4%
Xometry, Inc., Class A*	298,983	16,145,082

Life Sciences Tools & Services - 3.4%
BICO Group AB (Sweden)*	318,478	15,983,234

Machinery - 16.7%
Desktop Metal, Inc., Class A*	2,526,776	17,662,164
ExOne Co. (The)*	781,046	17,979,679
Lincoln Electric Holdings, Inc.	39,765	5,662,536
OC Oerlikon Corp. AG (Switzerland)	498,121	5,056,831
Proto Labs, Inc.*	251,142	15,020,803
Sandvik AB (Sweden)	20,616	522,122
SLM Solutions Group AG (Germany)*	860,781	17,015,612
Total Machinery		78,919,747

Metals & Mining - 2.4%
Allegheny Technologies, Inc.*	29,612	476,753
Arconic Corp.*	172,889	5,086,394
Carpenter Technology Corp.	15,178	468,697
Kaiser Aluminum Corp.	47,478	4,612,013
voestalpine AG (Austria)	13,338	506,352
Total Metals & Mining		11,150,209

Software - 27.8%
Altair Engineering, Inc., Class A*	236,013	18,359,451
ANSYS, Inc.*	47,954	18,202,380
Autodesk, Inc.*	59,626	18,937,814
Dassault Systemes SE (France)	324,149	18,878,246
Materialise NV (Belgium)*(a)	850,594	20,524,833
Microsoft Corp.	56,910	18,872,494
PTC, Inc.*	140,112	17,843,263
Total Software		131,618,481

Technology Hardware, Storage & Peripherals - 16.2%
3D Systems Corp.*	646,576	18,207,580
Eastman Kodak Co.*	70,039	475,565
HP, Inc.	636,621	19,308,715
Nano Dimension Ltd. (Israel)*(a)	3,097,760	18,214,829
Stratasys Ltd.*	634,994	20,027,711
Xerox Holdings Corp.	24,813	441,671
Total Technology Hardware, Storage & Peripherals		76,676,071
Total Common Stocks
(Cost $529,251,264)		471,672,206
PREFERRED STOCK–0.1%
Household Products - 0.1%
Henkel AG & Co. KGaA (Germany) (Cost $593,609)	5,575	498,692

MONEY MARKET FUND–0.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03% (b)
(Cost $667,009)	667,009	667,009
Total Investments–100.0%
(Cost $530,511,882)		472,837,907
Other Assets in Excess of Liabilities–0.0%(c)		101,303
Net Assets–100.0%		$472,939,210

Schedule of Investments (continued)

The 3D Printing ETF

October 31, 2021 (Unaudited)

Affiliated Issuer Transactions

A summary of the Fund’s period to date transactions with companies which are or were affiliated issuers during the period are as follows:

Value ($) at 7/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Dividend Income ($)	Capital Gain Distributions ($)	Number of Shares at 10/31/2021	Value ($) at 10/31/2021

Common Stock — 3.6%
Health Care Equipment & Supplies — 3.6%
Conformis, Inc.
19,209,575	3,801,220	(1,616,296)	106,751	(4,263,233)	–	–	14,014,648	17,238,017
Machinery — 0.0%
ExOne (The) Co.
18,815,801	–	(7,840,612)	(8,796,542)	15,801,032	–	–	–	–
$ 38,025,376	$3,801,220	$(9,456,908)	$(8,689,791)	$11,537,799	$–	$–	14,014,648	$17,238,017

*	Non-income producing security
†	Affiliated security
(a)	American Depositary Receipt
(b)	Rate shown represents annualized 7-day yield as of October 31, 2021.
(c)	Less than 0.05%

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•	Level 1 — Quoted prices in active markets for identical assets.

•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of October 31, 2021, based upon the three levels defined above:

The 3D Printing ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$471,672,206	$–	$–	$471,672,206
Preferred Stock‡	498,692	–	–	498,692
Money Market Fund	667,009	–	–	667,009
Total	$472,837,907	$–	$–	$472,837,907

‡	Please refer to the Schedule of Investments to view securities segregated by industry type.